Other Assets (Principal Components Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Principal components of other assets
Loan issuance costs, net	$ 21,928	$ 25,593
Lease costs, net	3,289	2,288
Unamortized lease premuims	1,861	4,949
Other assets	4,530	6,820
Total other assets	$ 31,608	$ 39,650